Consolidated Balance Sheets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Assets
Fixed maturities (amortized cost: $43,794.2 and $35,589.1)		$ 43,873,100,000	$ 36,810,900,000
Short-term investments (amortized cost: $942.6 and $5,218.5)		942,600,000	5,218,500,000
Total available-for-sale securities		44,815,700,000	42,029,400,000
Nonredeemable preferred stocks (cost: $1,571.8 and $1,333.7)		1,639,900,000	1,422,900,000
Common equities (cost: $1,264.1 and $1,212.3)		5,058,500,000	4,078,000,000
Total equity securities		6,698,400,000	5,500,900,000
Total investments		51,514,100,000	47,530,300,000
Cash and cash equivalents		187,100,000	76,500,000
Restricted cash and cash equivalents		15,000,000.0	0
Total cash, cash equivalents, restricted cash, and restricted cash equivalents		202,100,000	76,500,000
Accrued investment income		181,700,000	176,400,000
Premiums receivable, net of allowance for credit losses of $280.4 and $356.2		9,399,500,000	8,160,100,000
Reinsurance recoverables		4,980,500,000	4,019,400,000
Prepaid reinsurance premiums		457,600,000	368,100,000
Deferred acquisition costs		1,355,600,000	1,237,200,000
Property and equipment, net of accumulated depreciation of $1,407.4 and $1,291.4		1,137,300,000	1,106,000,000
Goodwill		452,700,000	452,700,000
Intangible assets, net of accumulated amortization of $383.8 and $326.1		117,300,000	171,400,000
Other assets		1,333,900,000	800,200,000
Total assets		71,132,300,000	64,098,300,000
Liabilities
Unearned premiums		15,615,800,000	13,437,500,000
Loss and loss adjustment expense reserves		26,164,100,000	20,265,800,000
Net federal deferred income taxes		152,900,000	310,000,000.0
Dividends Payable		58,500,000	2,694,500,000
Accounts payable, accrued expenses, and other liabilities	[1]	6,010,600,000	4,955,800,000
Debt	[2]	4,898,800,000	5,396,100,000
Total liabilities		52,900,700,000	47,059,700,000
Shareholders' Equity
Serial Preferred Shares, Series B, no par value (cumulative, liquidation preference of $1,000 per share) (authorized, issued, and outstanding 0.5)		493,900,000	493,900,000
Common shares, $1.00 par value (authorized 900.0; issued 797.6 and 797.5, including treasury shares of 213.2 and 212.3)		584,400,000	585,200,000
Paid-in capital		1,772,900,000	1,672,900,000
Retained earnings		15,339,700,000	13,354,900,000
Accumulated other comprehensive income (loss):
Net unrealized gains (losses) on fixed-maturity securities		56,200,000	947,300,000
Net unrealized losses on forecasted transactions		(14,900,000)	(15,600,000)
Foreign currency translation adjustment		(600,000)	0
Total accumulated other comprehensive income (loss)		40,700,000	931,700,000
Total shareholders’ equity		18,231,600,000	17,038,600,000
Total liabilities and shareholders’ equity		$ 71,132,300,000	$ 64,098,300,000

[1]	See Note 1 – Reporting and Accounting Policies for Commitments and Contingencies and Note 12 – Litigation for further discussion.
[2]	Consists of long-term debt. See Note 4 – Debt for further discussion.